Share-based compensation - Stock appreciation rights - Changes in SARs (Details) - Stock appreciation rights	9 Months Ended
Sep. 30, 2022 $ / shares shares
Balance, No. of Units (Beginning) | shares	3,704,694
Balance, Weighted average exercise price (Beginning) | $ / shares	$ 6.40
SARs granted during the nine months | shares	0
Weighted average exercise price granted during the nine months | $ / shares	$ 0
SARs exercised during the nine months | shares	(3,152,246)
Weighted average exercise price exercised during the nine months | $ / shares	$ (6.43)
SARs forfeited during the nine months | shares	0
Weighted average exercise price forfeited during the nine months | $ / shares	$ 0
Balance, No. of Units (Ending) (none of which are exercisable or convertible) | shares	552,448
Balance, Weighted average exercise price (Ending) | $ / shares	$ 6.23